N-2 - $ / shares shares in Billions	Sep. 25, 2026	Aug. 31, 2026
Cover [Abstract]
Entity Central Index Key	0001954360
Amendment Flag	false
Securities Act File Number	814-01599
Document Type	8-K
Entity Registrant Name	CRESCENT PRIVATE CREDIT INCOME CORP.
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]

The net asset value (“NAV”) per share of each outstanding class of the Fund as of August 31, 2026, as determined in accordance with the Fund’s valuation policy, is set forth below:

NAV per share as of August 31, 2026
Class I Common Shares	$26.47
Class S Common Shares	26.47

Outstanding Security, Held [Shares]		3.0
Class I Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 26.47
Class S Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 26.47